Bank Borrowings	6 Months Ended
Jun. 30, 2022
Debt Instrument [Line Items]
Bank Borrowings

10.  Bank Borrowings

Bank borrowings consisted of the following:

	June 30,	December 31,
	2022	2021

	(in US$’000)
Current	—	26,905
Non-current	418	—
	418	26,905

The weighted average interest rate for outstanding bank borrowings for the six months ended June 30, 2022 and year ended December 31, 2021 was 1.15 % per annum and 1.08% per annum respectively. The carrying amounts of the Group’s outstanding bank borrowings as at June 30, 2022 and December 31, 2021 were denominated in RMB and HK$ respectively.

(i)  3-year term loan and revolving loan facilities and 1-year revolving loan facility

In May 2019, the Group through its subsidiary, entered into a facility agreement with a bank for the provision of unsecured credit facilities in the aggregate amount of HK$400,000,000 (US$51,282,000). The 3-year credit facilities included (i) a HK$210,000,000 (US$26,923,000) term loan facility and (ii) a HK$190,000,000 (US$24,359,000) revolving loan facility, both with an interest rate at the Hong Kong Interbank Offered Rate (“HIBOR”) plus 0.85% per annum, and an upfront fee of HK$819,000 (US$105,000) on the term loan. These credit facilities were guaranteed by the Company. The term loan was drawn in October 2019 and was repaid in May 2022. The revolving loan facility also expired in May 2022.

In May 2022, the Group through its subsidiary, entered into a 1-year revolving loan facility with the bank in the amount of HK$390,000,000 (US$50,000,000) with an interest rate at HIBOR plus 0.5% per annum. This credit facility is guaranteed by the Company. As at June 30, 2022, no amount has been drawn from the revolving loan facility.

(ii)  2-year revolving loan facility

In August 2020, the Group through its subsidiary, entered into a 2-year revolving loan facility with a bank in the amount of HK$117,000,000 (US$15,000,000) with an interest rate at HIBOR plus 4.5% per annum. This credit facility is guaranteed by the Company. As at June 30, 2022 and December 31, 2021, no amount has been drawn from the revolving loan facility.

(iii)  10-year fixed asset loan facility

In October 2021, a subsidiary entered into a 10-year fixed asset loan facility agreement with a bank for the provision of a secured credit facility in the amount of RMB754,880,000 (US$113,232,000) with an annual interest rate at the 5-year China Loan Prime Rate less 0.8% (which was supplemented in June 2022) and interest payments commencing upon completion of the underlying construction in progress. This credit facility is guaranteed by the immediate holding company of the subsidiary and secured by the underlying leasehold land and buildings.  As at June 30, 2022 and December 31, 2021, RMB2,790,000 (US$418,000) and nil had been drawn from the fixed asset loan facility.

The Group’s bank borrowings are repayable as from the dates indicated as follows:

	June 30,	December 31,
	2022	2021

	(in US$’000)
Not later than 1 year	—	26,923
Between 1 to 3 years	—	—
Between 3 to 4 years	17	—
Between 4 to 5 years	22	—
Later than 5 years	379	—
	418	26,923

As at June 30, 2022 and December 31, 2021, the Group had unutilized bank borrowing facilities of US$177,814,000 and US$157,430,000 respectively.